Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and dividend income
Loans, including fees	$ 87,777,000	$ 84,972,000	$ 64,196,000
Taxable securities	5,359,000	6,584,000	4,770,000
Tax-exempt securities	6,123,000	5,647,000	3,976,000
Federal funds sold and other	606,000	851,000	735,000
Total interest and dividend income	99,865,000	98,054,000	73,677,000
Interest expense
Deposits	6,881,000	8,057,000	3,758,000
Federal Home Loan Bank advances	1,932,000	3,452,000	2,471,000
Subordinated debentures	945,000	1,423,000	1,320,000
Securities sold under agreements to repurchase and other	380,000	22,000	21,000
Total interest expense	10,138,000	12,954,000	7,570,000
Net interest income	89,727,000	85,100,000	66,107,000
Provision for loan losses	10,112,000	1,035,000	780,000
Net interest income after provision for loan losses	79,615,000	84,065,000	65,327,000
Noninterest income
Service charges	5,288,000	6,395,000	5,208,000
Net gain (loss) on sale of securities	94,000	32,000	(413,000)
Net gain (loss) on equity securities	(57,000)	121,000	26,000
Net gain on sale of loans	8,563,000	2,707,000	1,621,000
ATM/Interchange fees	4,472,000	4,056,000	2,794,000
Wealth management fees	3,981,000	3,670,000	3,669,000
Bank owned life insurance	977,000	1,007,000	718,000
Tax refund processing fees	2,375,000	2,750,000	2,750,000
Computer center item processing fees	252,000	273,000	260,000
Swap fees	1,459,000	516,000	621,000
Other	778,000	916,000	877,000
Total noninterest income	28,182,000	22,443,000	18,131,000
Noninterest expense
Compensation expense	42,480,000	39,156,000	37,299,000
Net occupancy expense	4,079,000	3,835,000	3,363,000
Equipment expense	2,006,000	2,246,000	1,654,000
Contracted data processing	1,880,000	1,831,000	7,140,000
FDIC Assessment	728,000	138,000	536,000
State franchise tax	1,913,000	1,843,000	1,370,000
Professional services	2,795,000	2,844,000	4,229,000
Amortization of intangible assets	913,000	945,000	366,000
ATM/Interchange expense	1,868,000	1,887,000	1,069,000
Marketing expense	1,074,000	1,411,000	1,182,000
Software maintenance expenses	1,833,000	1,523,000	1,136,000
Other operating expenses	9,096,000	9,288,000	7,335,000
Total noninterest expense	70,665,000	66,947,000	66,679,000
Income before income taxes	37,132,000	39,561,000	16,779,000
Income taxes	4,940,000	5,683,000	2,640,000
Net income	32,192,000	33,878,000	14,139,000
Preferred stock dividends		647,000	959,000
Net income available to common shareholders	$ 32,192,000	$ 33,231,000	$ 13,180,000
Earnings per common share, basic	$ 2.00	$ 2.12	$ 1.10
Earnings per common share, diluted	$ 2.00	$ 2.01	$ 1.02